Escrow (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Escrow Abstract
Schedule of escrow

	June 30, 2024	December 31, 2023

Escrow from IPO	$—	$—
Escrow from other financing activities	28,501,762	52,187,762
Total escrow	$28,501,762	$52,187,762
Allowance for expected credit losses	—	—
Total Escrow, net	$28,501,762	$52,187,762